Investments accounted for using the equity method - financial information of FCA Bank (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents		€ 15,014	€ 12,450
Equity		28,675	24,903	€ 21,008	€ 19,353
Net assets attributable to owners of the parent		28,537	24,702
Carrying amount of interest in FCA Bank(1)		1,871	1,866
Interest and similar expenses		(784)	(929)	(1,084)
Income tax expense		(1,321)	(778)	(2,588)
Profit from continuing operations		2,700	3,330	3,291
Profit (loss)		6,630	3,632	3,510
Owners of the parent		6,676	3,763	1,491
Group’s share of net profit		200	221	381
FCA Bank S.p.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	€ 26,995		26,180
Cash and cash equivalents	767		363
Other assets	4,889		4,356
Financial liabilities	27,133		26,265
Other liabilities	1,643		1,393
Equity	3,108		2,878
Net assets attributable to owners of the parent	3,058		2,829
Group's share of net assets	1,529		1,415
Elimination of unrealized profits and other adjustments	(28)		(55)
Carrying amount of interest in FCA Bank(1)		1,501	1,360
Interest and similar income	466		903	855
Interest and similar expenses	(117)		(242)	(266)
Income tax expense	(75)		(159)	(139)
Profit from continuing operations	238		388	383
Profit (loss)	238		388	383
Net profit attributable to owners of the parent	236		383	378
Other comprehensive income/(loss) attributable to owners of the parent	(8)		(5)	(8)
Owners of the parent	€ 228		378	370
Group’s share of net profit		€ 229	€ 192	€ 189